Schedule of Investments (unaudited) March 31, 2024	BlackRock LifePath® Dynamic 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 38.0%
BlackRock Advantage Emerging Markets Fund, Class K	196,561	$1,957,751
BlackRock Tactical Opportunities Fund, Class K	325,666	4,634,233
Diversified Equity Master Portfolio	$31,538,842	31,538,842
International Tilts Master Portfolio	$5,877,491	5,877,491
iShares Developed Real Estate Index Fund, Class K	155,142	1,461,433
iShares MSCI EAFE Small-Cap ETF(b)	33,192	2,102,049

		47,571,799

Fixed-Income Funds — 42.1%
BlackRock Diversified Fixed Income Fund, Class K	4,436,128	42,498,108
BlackRock High Yield Bond Portfolio, Class K	89,475	632,586
iShares TIPS Bond ETF(b)	88,519	9,507,826

		52,638,520

Security	Shares	Value

Money Market Funds — 20.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)	1,760,319	$1,761,024
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)	23,712,122	23,712,122

		25,473,146

Total Investments — 100.5% (Cost: $116,678,044)		125,683,465

Liabilities in Excess of Other Assets — (0.5)%		(659,758)

Net Assets — 100.0%		$125,023,707

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$1,883,058	$—		$—		$—	$74,693	$1,957,751	196,561	$—		$—

BlackRock Cash Funds: Institutional, SL Agency Shares	7,678,661	—		(5,917,386	)(a)	(843)	592	1,761,024	1,760,319	1,070	(b)	—

BlackRock Cash Funds: Treasury, SL Agency Shares	16,502,684	7,209,438	(a)	—		—	—	23,712,122	23,712,122	302,067		—

BlackRock Diversified Fixed Income Fund, Class K	33,543,577	9,526,929		—		—	(572,398)	42,498,108	4,436,128	469,470		—

BlackRock High Yield Bond Portfolio, Class K	869,677	368,142		(607,822)		16,403	(13,814)	632,586	89,475	14,864		—

BlackRock Tactical Opportunities Fund, Class K	4,328,106	—		—		—	306,127	4,634,233	325,666	—		—

Diversified Equity Master Portfolio	23,929,856	4,628,153	(a)(c)	—		1,458,613	1,522,220	31,538,842	$31,538,842	93,733		—

International Tilts Master Portfolio	5,551,777	33,020	(a)(c)	—		40,932	251,762	5,877,491	$5,877,491	33,020		—

iShares Developed Real Estate Index Fund, Class K	985,567	697,000		(213,001)		(11,690)	3,557	1,461,433	155,142	—		—

iShares MSCI EAFE Small-Cap ETF	2,054,585	—		—		—	47,464	2,102,049	33,192	—		—

iShares TIPS Bond ETF	7,504,199	2,002,051		—		—	1,576	9,507,826	88,519	—		—

						$1,503,415	$1,621,779	$125,683,465		$914,224		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
U.S. Long Bond	14	06/18/24	$1,686	$17,549

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Dynamic 2025 Fund

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts (continued)
S&P/TSE 60 Index	6	06/20/24	$1,188	$18,116
E-mini Russell 2000 Index	29	06/21/24	3,112	77,389
Euro Stoxx 50 Index	24	06/21/24	1,308	29,511
MSCI EAFE Index	29	06/21/24	3,418	10,741
MSCI Emerging Markets Index	61	06/21/24	3,199	(30,096)
S&P 500 E-Mini Index	5	06/21/24	1,327	30,546
S&P 500 Micro E-Mini Index	48	06/21/24	1,274	29,194
5-Year U.S. Treasury Note	108	06/28/24	11,558	11,182

				194,132

Short Contracts
Ultra U.S. Treasury Bond	14	06/18/24	1,806	(15,836)

				$178,296

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	14,303	EUR	13,000	Deutsche Bank AG	06/20/24	$233

AUD	5,612,638	USD	3,730,507	JPMorgan Chase Bank N.A.	06/20/24	(65,009)
CAD	1,223,518	USD	910,101	Morgan Stanley & Co. International PLC	06/20/24	(5,811)
CAD	1,641,695	USD	1,221,156	Morgan Stanley & Co. International PLC	06/20/24	(7,798)
EUR	2,257,210	USD	2,483,241	Morgan Stanley & Co. International PLC	06/20/24	(40,362)
JPY	3,359,000	USD	23,096	Morgan Stanley & Co. International PLC	06/20/24	(637)

						(119,617)

						$(119,384)

OTC Total Return Swaps

				Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency

1-Day SOFR plus 0.38%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	1,750	$146,593	$—	$146,593

1-Day SOFR plus 0.40%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	230	4,281	—	4,281

1-Day SOFR plus 0.40%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	406	32,837	—	32,837

									$183,711	$—	$183,711

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Dynamic 2025 Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$10,155,466	$—	$—	$10,155,466
Fixed-Income Funds	52,638,520	—	—	52,638,520
Money Market Funds	25,473,146	—	—	25,473,146

	$88,267,132	$—	$—	88,267,132

Investments Valued at NAV(a)				37,416,333

				$125,683,465

Derivative Financial Instruments(b)
Assets
Equity Contracts	$165,986	$213,222	$—	$379,208
Foreign Currency Exchange Contracts	—	233	—	233
Interest Rate Contracts	28,731	—	—	28,731
Liabilities
Equity Contracts	(30,096)	—	—	(30,096)
Foreign Currency Exchange Contracts	—	(119,617)	—	(119,617)
Interest Rate Contracts	(15,836)	—	—	(15,836)

	$148,785	$93,838	$—	$242,623

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation		Portfolio Abbreviation (continued)

AUD	Australian Dollar	SOFR	Secured Overnight Financing Rate

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	3